The Nature of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Depreciation, property, plant and equipment	$ 19,964	$ 19,604	$ 21,873
Cost of Revenues
Statement [line items]
Depreciation, property, plant and equipment	5,586	6,093	6,935
Operating Expenses
Statement [line items]
Depreciation, property, plant and equipment	$ 14,378	$ 13,511	$ 14,938